UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-21365
Seligman La Salle Real Estate Fund Series, Inc.
(Exact name of Registrant as specified in charter)
100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)
Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)
Registrant’s telephone number, including area code: (212) 850-1864

Date of fiscal year end:	12/31
Date of reporting period:	6/30/08

FORM N-CSR
ITEM 1. REPORTS TO STOCKHOLDERS.

Seligman LaSalle
Real Estate Fund Series, Inc.

Global Real Estate Fund
Monthly Dividend Real Estate Fund

Mid-Year Report
June 30, 2008

Investing in Equity and
Equity-Related Securities
Issued by Real Estate
Companies, such as
Real Estate Investment
Trusts (REITs)

Experience

Seligman has been in business for more than 140 years, at times playing a central role in the financial development of the country and its markets. Over that time, the firm has managed clients’ wealth through dramatic market changes and has remained a consistent, reliable presence on Wall Street. Today, Seligman is drawing on its long history and long-term perspective as we focus on the future and on developing investment solutions that help clients arrive at their goals.

Insight

Asset management is driven by insight — into the direction of the economy, how companies will perform, how markets will behave, and how investors will respond. Portfolio managers at the firm have been in the investment business, on average, for more than 20 years. Over that time, they have refined their ability to assess a company’s prospects, management, and products, while also weighing the impact of economic and market cycles, new trends, and developing technologies.

Solutions

Seligman’s commitment to the development of innovative investment products — including the nation’s first growth mutual fund, pioneering single-state municipal funds, and one of the country’s premier technology funds — defines our past and informs our future. Our ongoing research into the nature of investment risk — begun in the early 1990s — has resulted in the Seligman Time Horizon Matrix® asset allocation strategy that redefines the relationship between risk and reward over time. The strategy offers investors a variety of investment solutions for goals ranging from college savings to retirement planning. Whether you select Seligman for one investment product, or as a comprehensive asset manager, we believe we can help you reach your goals.

Table of Contents

To The Shareholders	1

Performance and Portfolio Overview	2

Understanding and Comparing Your Fund’s Expenses	9

Portfolios of Investments	11

Statements of Assets and Liabilities	17

Statements of Operations	19

Statements of Changes in Net Assets	20

Notes to Financial Statements	22

Financial Highlights	34

Board of Directors and Executive Officers	43

Additional Fund Information	44

To The Shareholders

Your mid-year shareholder report for Seligman LaSalle Real Estate Fund Series, Inc. (the “Series”) follows this letter. The report contains the investment results, portfolios of investments, and financial statements for Seligman LaSalle Global Real Estate Fund and Seligman LaSalle Monthly Dividend Real Estate Fund as of June 30, 2008.

For the six months ended June 30, 2008, Seligman LaSalle Global Real Estate Fund posted a total return, based on the net asset value of Class A shares (excluding sales charges), of –11.5%. During the same period, the Fund’s peers, which are represented by the Lipper Real Estate Funds Average, returned –4.8%. The Fund’s benchmark, the UBS Global Real Estate Investors Index, returned –9.5% for the same time period.

Seligman LaSalle Monthly Dividend Real Estate Fund posted a total return, based on the net asset value of Class A shares (excluding sales charges), of –1.9% for the six-month period. The Fund’s peers, which are represented by the Lipper Real Estate Funds Average, returned –4.8%. The Fund’s benchmark, the FTSE NAREIT Equity REITs Index, returned –3.6% for the same time period.

On May 16, 2008, Class D shares of the Funds were converted to Class C shares at their respective net asset values. The conversion did not affect individual shareholder account values. Effective at the close of business on May 16, 2008, Class D shares are no longer offered by the Funds.

On July 7, 2008, Ameriprise Financial, Inc. (“Ameriprise”) announced an agreement to acquire J. & W. Seligman & Co. Incorporated (“Seligman”), the Series’ manager, in a transaction that is likely to close in the fourth quarter of 2008. Consummation of the acquisition of Seligman will result in Seligman becoming a wholly-owned subsidiary of RiverSource Investments, LLC (“RiverSource”), a subsidiary of Ameriprise, and a change of control of Seligman and an assignment and automatic termination of the Series’ current management agreements with Seligman, the sub-advisory agreements between Seligman and LaSalle Investment Management (Securities), L.P. (“LaSalle US”), as well as the delegation agreement between LaSalle US and LaSalle Investment Management Securities B.V. (“LaSalle B.V.”) in the case of Seligman LaSalle Global Real Estate Fund. On July 29, 2008, the Series’ Board approved a new advisory agreement for each Fund with RiverSource, a new administration agreement between the Series and Ameriprise, new sub-advisory agreements for each Fund with LaSalle US, and, with respect to Seligman LaSalle Global Real Estate Fund, a new delegation agreement between LaSalle US and LaSalle B.V. The new advisory, sub-advisory, and delegation agreements, as applicable will be presented to the shareholders of the Funds for their approval.

Thank you for your continued support of Seligman LaSalle Real Estate Fund Series.

By order of the Board of Directors,

William C. Morris Chairman	Brian T. Zino President
August 25, 2008

Performance and Portfolio Overview

This section of the report is intended to help you understand the performance of each Fund of Seligman LaSalle Real Estate Fund Series, Inc. and to provide a summary of each Fund’s portfolio characteristics.

Performance data quoted in this report represents past performance and does not guarantee or indicate future investment results. The rates of return will vary and the principal value of an investment will fluctuate Shares, if redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Total returns of each Fund (except for Class I shares) as of the most recent month end will be made available at www.seligman.com1 by the seventh business day following that month end. Calculations assume reinvestment of distributions, if any. Performance data quoted does not reflect the deduction of taxes that an investor may pay on distributions or the redemption of shares.

J. & W. Seligman & Co. Incorporated (the “Manager”) has contractually undertaken to waive its management fees and/or reimburse each Fund’s expenses to the extent that each Fund’s “other expenses” (i.e. those expenses other than the management fees, 12b-1 fees, interest on borrowings, and extraordinary expenses, including litigation expenses) exceed 0.41% (0.14%, in the case of Class I shares) and 0.45% per annum of the average daily net assets of the Global Real Estate Fund and the Monthly Dividend Real Estate Fund, respectively. Such undertakings will remain in effect until at least April 30, 2009. Substantially similar arrangements have been in place since each Fund’s inception. Absent such waivers/expense reimbursements, the Funds’ returns would have been lower.

Returns for Class A shares are calculated with and without the effect of the initial 5.75% maximum sales charge that became effective on January 7, 2008. Returns for Class B shares are calculated with and without the effect of the maximum 5% contingent deferred sales charge (“CDSC”), charged on redemptions made within one year of purchase, declining to 1% in the sixth year and 0% thereafter. Returns for Class C and Class R shares are calculated with and without the effect of the 1% CDSC, charged on redemptions made within one year of purchase. Returns of Class C shares would have been lower for periods prior to June 4, 2007 if the 1% initial sales charge then in effect was incurred. On May 16, 2008, Class D shares of the Funds were converted to Class C shares at their respective net asset values. Effective at the close of business on May 16, 2008, Class D shares are no longer offered by the Funds. Class I shares have no sales charges, and returns are calculated accordingly.

Investing in one economic sector, such as real estate, may be subject to greater price fluctuations than a portfolio of diversified investments. There are specific risks associated with global investing, such as currency fluctuations, foreign taxation, differences in financial reporting practices, and rapid changes in political and economic conditions. The stocks of smaller companies may be subject to above-average risk. An investment in a Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

[1]	The website reference is an inactive textual reference and information contained in or otherwise accessible through the website does not form a part of this report or the Seligman LaSalle Real Estate Fund Series’ prospectuses or statement of additional information.

Performance and Portfolio Overview
Global Real Estate Fund

Investment Results
Total Returns
For Periods Ended June 30, 2008

	Six	One	Since Inception
	Months*	Year	12/29/06†

Class A

With Sales Charge	(16.60)%	(26.03)%	(21.86)%

Without Sales Charge	(11.52)	(21.56)	(18.69)

Class C

With 1% CDSC	(12.55)	(22.78)	n/a

Without CDSC	(11.68)	(22.02)	(19.21)

Class I	(11.29)	(21.11)	(18.35)

Class R

With 1% CDSC	(12.49)	(22.46)	n/a

Without CDSC	(11.62)	(21.70)	(18.81)

Benchmarks**

Lipper Real Estate Funds Average	(4.76)	(16.37)	(20.58)

UBS Global Real Estate Investors Index	(9.53)	(19.43)	(15.05)

Net Asset Value Per Share

	Class A	Class C	Class I	Class R

6/30/08	$5.01	$5.03	$5.01	$5.02

12/31/07	5.75	5.76	5.75	5.76

6/30/07	6.63	6.62	6.60	6.63

See footnotes on page 8.

Performance and Portfolio Overview
Global Real Estate Fund

Country Allocation
June 30, 2008

		UBS Global
		Investors
	Fund	Index

United States	45.1%	49.7%

Australia	14.9	13.0

Continental Europe	13.3	14.6

Austria	0.5	2.4

Belgium	0.4	0.8

Finland	0.9	0.4

France	5.9	6.3

Italy	0.4	0.3

Luxembourg	0.6	—

Netherlands	2.4	2.4

Norway	0.3	0.2

Sweden	1.3	1.0

Switzerland	0.6	0.8

United Kingdom	10.1%	8.7%

Pacific	6.3	5.4

Hong Kong	3.3	3.3

New Zealand	—	0.2

Singapore	3.0	1.9

Japan	5.4	5.7

Canada	3.5	2.9

Other Assets Less Liabilities	1.4	—

Total	100.0%	100.0%

Largest Sectors
June 30, 2008

Performance and Portfolio Overview
Global Real Estate Fund

Largest Portfolio Holdings#ø
June 30, 2008

		Percent of
Security	Value	Net Assets

Westfield Group	$1,535,104	5.7

Unibail-Rodamco	1,243,220	4.6

ProLogis	1,052,053	3.9

Simon Properties Group	1,014,139	3.8

Vornado Realty Trust	926,200	3.5

Land Securities Group	804,014	3.0

AvalonBay Communities	770,075	2.9

GPT Group	729,595	2.7

Goodman Group	697,631	2.6

General Growth Properties	620,381	2.3

Largest Portfolio Changes##
During the Six Months Ended June 30, 2008

Largest Purchases

Macquarie CountryWide Trust[1]

Macquarie Office Trust[1]

GPT Group

Goodman Group

CapitaLand

Valad Property Group[1]

Hang Lung Properties[1]

Wereldhave[1]

Land Securities Group

PSP Swiss Property[1]

Largest Sales

Simon Properties Group

CapitaMall Trust[2]

Immofinanz Immobilien Anlagen[2]

Vornado Realty Trust

IVG Immobilien[2]

Klepierre

Suntec[2]

Boston Properties

Mitsui Fudosan

Westfield Group

See footnotes on page 8.

Performance and Portfolio Overview
Monthly Dividend Real Estate Fund

Investment Results
Total Returns
For Periods Ended June 30, 2008

		Average Annual
			Class A, B,
			C and R	Class I
			Since	Since
	Six	One	Inception	Inception
	Months*	Year	7/16/03	11/24/03

Class A

With Sales Charge	(7.58)%	(26.78)%	6.99%	n/a

Without Sales Charge	(1.94)	(22.30)	8.29	n/a

Class B

With CDSC††	(7.11)	(25.99)	7.25	n/a

Without CDSC	(2.32)	(22.96)	7.49	n/a

Class C

With 1% CDSC	(3.28)	(23.57)	n/a	n/a

Without CDSC	(2.32)	(22.97)	7.49	n/a

Class I	(1.76)	(22.11)	n/a	7.16%

Class R

With 1% CDSC	(3.04)	(23.48)	n/a	n/a

Without CDSC	(2.08)	(22.88)	7.93	n/a

Benchmarks**

FTSE NAREIT Equity REITs Index	(3.59)	(13.64)	13.64	12.29

Lipper Real Estate Funds Average	(4.76)	(16.37)	12.43	11.19

Net Asset Value Per Share

	Class A	Class B	Class C	Class I	Class R

6/30/08	$5.65	$5.64	$5.64	$5.66	$5.62

12/31/07	5.90	5.89	5.89	5.91	5.87

6/30/07	9.33	9.32	9.32	9.35	9.33

See footnotes on page 8.

Performance and Portfolio Overview
Monthly Dividend Real Estate Fund

Diversification of Net Assets
June 30, 2008

				Percent of Net Assets
				June 30,	December 31,
	Issues	Cost	Value	2008	2007

Common Stocks:

Apartments	7	$10,437,600	$8,831,964	16.7	15.7

Commercial Finance	—	—	—	—	0.8

Diversified	1	1,475,014	1,518,351	2.9	2.7

Health Care	4	4,898,907	5,184,846	9.8	10.3

Industrial	3	4,372,969	3,298,097	6.2	5.2

Lodging/Resorts	4	5,715,362	3,897,325	7.4	8.0

Manufactured Homes	—	—	—	—	2.5

Mortgage	1	804,278	245,032	0.5	0.8

Office	6	9,276,331	6,773,797	12.8	15.6

Office/Industrial	2	5,902,649	4,415,539	8.4	6.5

Regional Malls	5	12,332,931	9,631,300	18.2	15.6

Self Storage	2	3,454,175	2,996,243	5.7	4.8

Shopping Centers	4	7,110,074	5,559,281	10.5	10.9

	39	65,780,290	52,351,775	99.1	99.4

Short-Term Holding and Other Assets Less Liabilities	1	481,874	481,874	0.9	0.6

Net Assets	40	$66,262,164	$52,833,649	100.0	100.0

Largest Sectors
June 30, 2008

Performance and Portfolio Overview
Monthly Dividend Real Estate Fund

Largest Portfolio Holdings#ø
June 30, 2008

		Percent of
Security	Value	Net Assets

Simon Properties Group	$2,746,050	5.2

Duke Realty	2,702,778	5.1

Equity Residential	2,472,931	4.7

CBL & Associates Properties	2,414,051	4.6

Developers Diversified Realty	2,098,844	4.0

Home Properties	1,974,305	3.7

DCT Industrial Trust	1,964,447	3.7

Senior Housing Properties Trust	1,901,949	3.6

BioMed Realty Trust	1,850,960	3.5

UDR	1,810,900	3.4

Largest Portfolio Changes##
During the Six Months Ended June 30, 2008

Largest Purchases

HCP[1]

Equity Residential

CBL & Associates Properties

Regency Centers[1]

Extra Space Storage

ProLogis[1]

Kilroy Realty[1]

AvalonBay Communities[1]

Duke Realty

Sunstone Hotel Investors

Largest Sales

UDR

Cedar Shopping Centers[2]

American Campus Communities[2]

Sun Communities[2]

Parkway Properties[2]

Inland Real Estate[2]

Medical Properties Trust[2]

U-Store-It Trust

Maguire Properties

Health Care REIT

*	Returns for periods of less than one year are not annualized.
**	The Lipper Real Estate Funds Average (Lipper Average) measures the performance of all funds that invest at least 65% of their portfolios in equity securities and foreign companies engaged in the real estate industry. The FTSE NAREIT Equity REITs Index measures the performance of all publicly-traded US real estate trusts that are equity REITs, as determined by the National Association of Real Estate Investment Trusts. The UBS Global Real Estate Investors Index measures the performance of real estate securities within the S&P/Citigroup World Property Index that derive 70% of more of income from rent. The Lipper Average, the FTSE NAREIT Equity REITs Index, and the UBS Global Real Estate Investors Index are unmanaged benchmarks that assume investment of distributions. The performance of the average excludes the effect of taxes, fees, and sales charges, and the performance of the indices excludes the effect of taxes, fees, sales charges and expenses. Investors cannot invest directly in an average or an index.
†	Returns are from opening of business on December 29, 2006.
††	The CDSC is 5% if you sell your shares within one year of purchase and 2% for the since-inception period.
#	Excludes short-term holdings.
##	Largest portfolio changes from the previous period to the current period are based on cost of purchases and proceeds from sales of securities, listed in descending order.
ø	There can be no assurance that the securities presented have remained or will remain in a Fund’s portfolio. Information regarding a Fund’s portfolio holdings should not be construed as a recommendation to buy or sell any security or as an indication that any security is suitable for a particular investor.
[1]	Position added during the period.
[2]	Position eliminated during the period.

Understanding and Comparing
Your Fund’s Expenses

As a shareholder of a Fund, you incur ongoing expenses, such as management fees, distribution and service (12b-1) fees (if applicable), and other fund expenses. The information below is intended to help you understand your ongoing expenses (in dollars) of investing in the Funds and to compare them with the ongoing expenses of investing in other mutual funds. Please note that the expenses shown in the table are meant to highlight your ongoing expenses only and do not reflect any transactional costs, such as sales charges (also known as loads) on certain purchases or redemptions. Therefore, the table is useful in comparing ongoing expenses only, and will not help you to determine the relative total expenses of owning different funds. In addition, if transactional costs were included, your total expenses would have been higher.

The table is based on an investment of $1,000 invested at the beginning of January 1, 2008, and held for the entire six-month period ended June 30, 2008.

Actual Expenses
The table on the next page provides information about actual expenses and actual account values. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value at the beginning of the period by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” for the Fund’s share class that you own to estimate the expenses that you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The table on the next page also provides information about hypothetical expenses and hypothetical account values based on the actual expense ratios of each Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any Fund. The hypothetical expenses and account values may not be used to estimate the ending account value or the actual expenses you paid for the period. You may use this information to compare the ongoing expenses of investing in a Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

(Continued on page 10.)

Understanding and Comparing
Your Fund’s Expenses

			Actual		Hypothetical
	Beginning		Ending	Expenses Paid	Ending	Expenses Paid
	Account	Annualized	Account	During Period	Account	During Period
	Value	Expense	Value	1/1/08 to	Value	1/1/08 to
Fund	1/1/08	Ratio*	6/30/08	6/30/08**	6/30/08	6/30/08**
Global Real Estate Fund

Class A	$1,000.00	1.64%	$884.80	$7.69	$1,016.71	$8.22

Class C	1,000.00	2.39	883.20	11.19	1,012.98	11.96

Class I	1,000.00	1.12	887.10	5.26	1,019.29	5.62

Class R	1,000.00	1.89	883.80	8.85	1,015.47	9.47

Monthly Dividend Real Estate Fund

Class A	$1,000.00	1.59%	$980.60	$7.84	$1,016.94	$7.99

Class B	1,000.00	2.32	976.80	11.41	1,013.32	11.62

Class C	1,000.00	2.35	976.80	11.55	1,013.18	11.76

Class I	1,000.00	1.23	982.40	6.06	1,018.75	6.17

Class R	1,000.00	1.85	979.20	9.10	1,015.67	9.27

*	Expenses of Class B, Class C, Class I and Class R shares differ from the expenses of Class A shares due to the differences in 12b-1 fees and other class-specific expenses paid by each share class. See the Series’ prospectuses for a description of each share class and its fees, expenses and sales charges. Through at least April 30, 2009, J. & W. Seligman & Co. Incorporated (the “Manager”) has contractually undertaken to waive its management fees and/or reimburse “other expenses.” (See Note 4 to the Financial Statements.) Absent such waivers/expense reimbursements, the expense ratios and expenses paid by a shareholder for the period would have been higher. No expense waiver or reimbursement was required for the Monthly Dividend Real Estate Fund’s Class I shares for the six months ended June 30, 2008.
**	Expenses are equal to the annualized expense ratio based on actual expenses for the period January 1, 2008 to June 30, 2008, multiplied by the average account value over the period, multiplied by 182/366 (number of days in the period).

Portfolios of Investments (unaudited)
June 30, 2008

Global Real Estate Fund

	Shares	Value
Common Stocks and Rights 98.6%

Australia 14.9%

Abacus Property Group (Diversified)	114,321	$124,546

Goodman Group (Industrial)	234,926	697,631

GPT Group (Diversified)	342,000	729,595

Macquarie CountryWide Trust (Retail)	434,683	374,257

Macquarie Office Trust (Office)	453,383	335,882

Trinity Group (Diversified)	51,967	49,771

Valad Property Group (Diversified)	238,476	152,793

Westfield Group (Retail)	98,530	1,535,104

		3,999,579

Austria 0.5%

Immoeast (Office)	14,850	130,922

Belgium 0.4%

Cofinimmo (Office)	567	102,903

Canada 3.5%

Brookfield Properties (Office)	18,364	326,696

Canadian Real Estate Investment Trust (Diversified)	14,463	415,153

Morguard Real Estate Investment Trust (Retail)	6,700	88,046

RioCan Real Estate Investment Trust (Retail)	5,600	109,067

		938,962

Finland 0.9%

Citycon (Retail)	19,101	96,427

Sponda (Office)	9,849	85,655

Technopolis (Office)	7,702	62,669

		244,751

France 5.9%

Klepierre (Retail)	6,916	346,435

Unibail-Rodamco (Diversified)	5,385	1,243,220

		1,589,655

Hong Kong 3.3%

FE Consort International (Hotels)	360,563	94,683

Hang Lung Properties (Retail)	49,000	156,727

Hysan Development (Diversified)	39,768	109,283

The Link Real Estate Investment Trust (Retail)	170,000	386,751

Sun Hung Kai Properties (Residential)	9,000	121,845

		869,289

See footnotes on page 16.

Portfolios of Investments (unaudited)
June 30, 2008

Global Real Estate Fund

	Shares or
	Rights		Value
Italy 0.4%

Immobiliare Grande Distribuzione (Retail)	27,477	shs.	$81,285

Risanamento (Diversified)	16,985		22,658

			103,943

Japan 5.4%

DA Office Investment (Office)	24		98,207

Hankyu (Diversified)	14		77,534

Japan Excellent (Office)	18		87,547

Japan Logistics Fund (Industrial)	12		78,109

Kenedix Realty Investment (Diversified)	42		249,524

Mitsui Fudosan (Diversified)	14,000		298,443

Nippon Building Fund (Office)	22		258,292

Nippon Commercial Investment (Office)	35		98,265

NTT Urban Development (Office)	158		206,361

			1,452,282

Luxembourg 0.6%

ProLogis European Properties (Industrial)	11,817		168,246

Netherlands 2.4%

Corio (Retail)	3,802		295,270

Eurocommercial Properties* (Retail)	3,888		184,319

Wereldhave (Office)	1,598		168,255

			647,844

Norway 0.3%

Norwegian Property (Office)	19,356		90,074

Norwegian Property (Rights)* (Office)	18,995	rts.	298

			90,372

Singapore 3.0%

CapitaCommercial Trust (Office)	205,000	shs.	286,883

CapitaLand (Residential)	105,000		441,016

Fortune (Retail)	25,000		14,543

Guocoland (Residential)	41,059		65,422

			807,864

Sweden 1.3%

Castellum (Diversified)	19,328		184,098

Fabege (Diversified)	25,959		172,478

			356,576

See footnotes on page 16.

Portfolios of Investments (unaudited)
June 30, 2008

Global Real Estate Fund

	Shares	Value
Switzerland 0.6%

PSP Swiss Property (Office)	2,700	$159,851

United Kingdom 10.1%

Big Yellow Group (Industrial)	19,612	111,851

British Land (Diversified)	39,405	552,392

Brixton (Industrial)	31,394	150,084

Capital & Regional (Retail)	4,954	18,723

Derwent London (Office)	16,213	324,977

Development Securities (Office)	11,778	68,006

Hammerson (Retail)	30,010	530,468

Land Securities Group (Diversified)	32,971	804,014

Quintain Estates & Development (Diversified)	14,412	53,962

Unite Group (Residential)	17,021	78,761

		2,693,238

United States 45.1%

AMB Property (Industrial)	5,850	294,723

AvalonBay Communities (Residential)	8,637	770,075

BioMed Realty Trust (Office)	3,601	88,333

Boston Properties (Office)	6,089	549,350

BRE Properties (Residential)	6,091	263,618

CBL & Associates Properties (Retail)	2,816	64,317

Corporate Office Properties Trust (Office)	7,553	259,294

DiamondRock Hospitality (Hotels)	9,869	107,473

Douglas Emmet (Office)	5,982	131,425

Duke Realty (Office)	8,956	201,062

Equity Residential (Residential)	15,845	606,388

Essex Property Trust (Residential)	2,563	272,959

Extra Space Storage (Diversified)	6,359	97,674

Federal Realty Investment Trust (Retail)	5,323	367,287

General Growth Properties (Retail)	17,710	620,381

SL Green Realty (Office)	6,404	529,739

HCP (Diversified)	5,135	163,344

Host Hotels & Resorts (Hotels)	36,057	492,178

Kilroy Realty (Office)	6,562	308,611

Kimco Realty (Retail)	16,673	575,552

LaSalle Hotel Properties (Hotels)	4,266	107,205

Macerich (Retail)	8,263	513,380

Maguire Properties (Office)	2,816	34,271

See footnotes on page 16.

Portfolios of Investments (unaudited)
June 30, 2008

Global Real Estate Fund

	Shares or
	Principal
	Amount		Value

United States (continued)

Post Properties (Residential)	1,757	shs.	$52,271

ProLogis (Industrial)	19,357		1,052,053

Public Storage (Diversified)	6,953		561,733

Regency Centers (Retail)	5,905		349,104

Senior Housing Properties Trust (Residential)	6,318		123,391

Simon Properties Group (Retail)	11,282		1,014,139

Sunstone Hotel Investors (Hotels)	3,748		62,217

Ventas (Diversified)	12,484		531,444

Vornado Realty Trust (Office)	10,525		926,200

			12,091,191

Total Common Stocks and Rights (Cost $35,107,227)			26,447,468

Repurchase Agreement 1.1%

Fixed Income Clearing Corporation 1.75%, dated 6/30/2008, maturing 7/1/2008, in the amount of $308,015, collateralized by: $325,000 Freddie Mac 5.625%, 11/23/2035 with a fair market value of $319,313 (Cost $308,000)	$308,000		308,000

Total Investments (Cost $35,415,227) 99.7%			26,755,468

Other Assets Less Liabilities 0.3%			68,465

Net Assets 100.0%			$26,823,933

See footnotes on page 16.

Portfolios of Investments (unaudited)
June 30, 2008

Monthly Dividend Real Estate Fund

	Shares	Value
Common Stocks 99.1%

Apartments 16.7%

AvalonBay Communities	5,965	$531,839

BRE Properties	30,178	1,306,104

Colonial Properties Trust	23,633	473,133

Equity Residential	64,618	2,472,931

Home Properties	41,080	1,974,305

Post Properties	8,832	262,752

UDR	80,916	1,810,900

		8,831,964

Diversified 2.9%

Vornado Realty Trust	17,254	1,518,351

Health Care 9.8%

HCP	51,728	1,645,468

Health Care REIT	22,971	1,022,209

Nationwide Health Properties	19,537	615,220

Senior Housing Properties Trust	97,386	1,901,949

		5,184,846

Industrial 6.2%

DCT Industrial Trust	237,252	1,964,447

First Potomac Realty Trust	44,119	672,374

ProLogis	12,167	661,276

		3,298,097

Lodging/Resorts 7.4%

DiamondRock Hospitality	140,216	1,526,952

Hospitality Properties Trust	18,461	451,556

LaSalle Hotel Properties	48,925	1,229,485

Sunstone Hotel Investors	41,526	689,332

		3,897,325

Mortgage 0.5%

iStar Financial	18,549	245,032

Office 12.8%

BioMed Realty Trust	75,457	1,850,960

Brandywine Realty Trust	91,851	1,447,572

HRPT Properties	154,962	1,049,093

Kilroy Realty	12,200	573,766

See footnotes on page 16.

Portfolios of Investments (unaudited)
June 30, 2008

Monthly Dividend Real Estate Fund

	Shares or
	Principal
	Amount		Value
Office (continued)

Mack-Cali Realty	50,678	shs.	$1,731,667

Maguire Properties	9,921		120,739

			6,773,797

Office/Industrial 8.4%

Duke Realty	120,391		2,702,778

Liberty Property Trust	51,667		1,712,761

			4,415,539

Regional Malls 18.2%

CBL & Associates Properties	105,694		2,414,051

General Growth Properties	48,741		1,707,397

Glimcher Realty	143,389		1,603,089

Macerich	18,682		1,160,713

Simon Properties Group	30,549		2,746,050

			9,631,300

Self Storage 5.7%

Extra Space Storage	115,728		1,777,582

U-Store-It Trust	101,980		1,218,661

			2,996,243

Shopping Centers 10.5%

Developers Diversified Realty	60,468		2,098,844

Kimco Realty	38,438		1,326,880

Ramco-Gershenson Properties Trust	60,699		1,246,757

Regency Centers	15,000		886,800

			5,559,281

Total Common Stocks (Cost $65,780,290)			52,351,775

Repurchase Agreement 0.6%

Fixed Income Clearing Corporation 1.75%, dated 6/30/2008, maturing 7/1/2008, in the amount of $330,016, collateralized by: $345,000 Freddie Mac 5.625%, 11/23/2035 with a fair market value of $338,963 (Cost $330,000)	$330,000		330,000

Total Investments (Cost $66,110,290) 99.7%			52,681,775

Other Assets Less Liabilities 0.3%			151,874

Net Assets 100.0%			$52,833,649

*	Non-income producing security.

See Notes to Financial Statements.

Statements of Assets and Liabilities
(unaudited)
June 30, 2008

		Monthly
	Global Real	Dividend Real
	Estate Fund	Estate Fund

Assets:

Investments, at value:

Common stocks and rights	$26,447,468	$52,351,775

Repurchase agreements	308,000	330,000

Total investments*	26,755,468	52,681,775

Cash denominated in US dollars	—	39,613

Cash denominated in foreign currencies†	192,971	—

Receivable for dividends and interest	162,699	302,190

Receivable for securities sold	90,417	—

Receivable from the Manager (Note 4)	12,226	15,654

Expenses prepaid to shareholder service agent	1,628	3,481

Receivable for Capital Stock sold	797	89,951

Unrealized appreciation on foreign currency contracts	52	—

Other	11,333	27,327

Total Assets	27,227,591	53,159,991

Liabilities:

Payable for securities purchased	246,823	—

Payable for Capital Stock repurchased	62,667	199,620

Management fee payable	23,071	42,372

Distribution and service (12b-1) fees payable	10,378	27,654

Unrealized depreciation on foreign currency contracts	14	—

Accrued expenses and other	60,705	56,696

Total Liabilities	403,658	326,342

Net Assets	$26,823,933	$52,833,649

Composition of Net Assets:

Capital Stock, at $0.001 par value:

Class A	4,051	3,122

Class B	—	933

Class C	1,250	3,124

Class I	42	1,260

Class R	3	920

Additional paid-in capital	39,598,588	72,537,806

Undistributed/(dividends in excess of) net investment income (Note 7)	(503,484)	115,768

Accumulated net realized loss on investments (Note 7)	(3,617,786)	(6,400,769)

Net unrealized depreciation of investments and foreign currency transactions	(8,658,731)	(13,428,515)

Net Assets	$26,823,933	$52,833,649

(continued on page 18.)

* Cost of total investments	$35,415,227	$66,110,290
† Cost of foreign currencies	$192,277	—
See Notes to Financial Statements.

Statements of Assets and Liabilities
(unaudited) (continued)
June 30, 2008

		Monthly
	Global Real	Dividend Real
	Estate Fund	Estate Fund

Net Assets:

Class A	$20,308,366	$17,647,728

Class B	—	5,263,968

Class C	6,286,908	17,612,245

Class I	211,098	7,132,557

Class R	17,561	5,177,151

Shares Outstanding:

Class A	4,050,609	3,121,707

Class B	—	933,050

Class C	1,250,191	3,123,794

Class I	42,094	1,260,226

Class R	3,496	920,662

Net Asset Value Per Share:

Class A	$5.01	$5.65

Class B	n/a	$5.64

Class C	$5.03	$5.64

Class I	$5.01	$5.66

Class R	$5.02	$5.62

See Notes to Financial Statements.

Statements of Operations (unaudited)
For the Six Months Ended June 30, 2008

		Monthly
	Global Real	Dividend Real
	Estate Fund	Estate Fund

Investment Income:

Dividends*	$673,313	$2,039,846

Interest	2,754	5,961

Total Investment Income	676,067	2,045,807

Expenses:

Management fee	147,467	274,643

Distribution and service (12b-1) fees	64,126	164,832

Custody and related services	54,816	12,872

Shareholder account services	35,003	141,765

Registration	32,937	41,463

Auditing and legal fees	18,637	22,909

Shareholder reports and communications	8,294	15,948

Directors’ fees and expenses	2,078	3,080

Miscellaneous	5,392	5,899

Total Expenses Before Reimbursement	368,750	683,411

Reimbursement from Manager (Note 4)	(95,802)	(111,234)

Total Expenses After Reimbursement	272,948	572,177

Net Investment Income	403,119	1,473,630

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:

Net realized loss on investments and foreign currency transactions	(1,717,359)	(3,725,229)

Net change in unrealized depreciation of investments and foreign currency transactions	(2,256,243)	1,972,910

Net Loss on Investments and Foreign Currency Transactions	(3,973,602)	(1,752,319)

Decrease in Net Assets from Operations	$(3,570,483)	$(278,689)

* Net of foreign taxes withheld	$67,158	—
See Notes to Financial Statements.

Statements of Changes in Net Assets
(unaudited)

	Global Real		Monthly Dividend
	Estate Fund		Real Estate Fund
	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	6/30/08	12/31/07	6/30/08	12/31/07

Operations:

Net investment income	$403,119	$212,553	$1,473,630	$898,963

Net realized gain (loss) on investments and foreign currency transactions	(1,717,359)	(2,031,116)	(3,725,229)	9,127,015

Capital gain distributions from investments	—	209,082	—	1,591,215

Net change in unrealized appreciation/ depreciation of investments and foreign currency transactions	(2,256,243)	(6,402,488)	1,972,910	(32,972,504)

Decrease in Net Asset From Operations	(3,570,483)	(8,011,969)	(278,689)	(21,355,311)

Distributions to Shareholders:

Net investment income:

Class A	(322,214)	(195,387)	(545,056)	(504,496)

Class B	—	—	(116,663)	(61,952)

Class C	(74,571)	(5,116)	(256,216)	(130,094)

Class D	—	(8,021)	(124,910)	(54,889)

Class I	(3,844)	(3,958)	(196,627)	(120,374)

Class R	(255)	(71)	(117,531)	(27,158)

Total	(400,884)	(212,553)	(1,357,003)	(898,963)

Dividends in excess of net investment income:

Class A	—	(455,853)	—	—

Class C	—	(50,394)	—	—

Class D	—	(88,391)	—	—

Class I	—	(4,902)	—	—

Class R	—	(331)	—	—

Total	—	(599,871)	—	—

Net realized gain on investments:

Class A	—	—	—	(5,343,924)

Class B	—	—	—	(1,507,852)

Class C	—	—	—	(3,127,708)

Class D	—	—	—	(1,340,191)

Class I	—	—	—	(1,432,335)

Class R	—	—	—	(666,048)

Total	—	—	—	(13,418,058)

Decrease in Net Assets From Distributions	(400,884)	(812,424)	(1,357,003)	(14,317,021)

(continued on page 21.)

Statements of Changes in Net Assets
(unaudited) (continued)

	Global Real		Monthly Dividend
	Estate Fund		Real Estate Fund
	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	6/30/08	12/31/07	6/30/08	12/31/07

Capital Share Transactions:

Net proceeds from sales of shares	$3,160,393	$50,409,257	$7,790,198	$19,680,495

Exchanged from associated funds	192,441	3,845,384	2,804,356	5,420,464

Investment of distributions	243,813	529,166	1,089,441	11,768,159

Total	3,596,647	54,783,807	11,683,995	36,869,118

Cost of shares repurchased	(5,004,236)	(9,452,923)	(14,395,947)	(35,698,997)

Exchanged into associated funds	(545,483)	(5,076,039)	(734,145)	(10,676,430)

Total	(5,549,719)	(14,528,962)	(15,130,092)	(46,375,427)

Increase (Decrease) in Net Assets From Capital Share Transactions	(1,953,072)	40,254,845	(3,446,097)	(9,506,309)

Increase (Decrease) in Net Assets	(5,924,439)	31,430,452	(5,081,789)	(45,178,641)

Net Assets:

Beginning of period	32,748,372	1,317,920	57,915,438	103,094,079

End of Period*	$26,823,933	$32,748,372	$52,833,649	$57,915,438

* Includes undistributed (net of dividends in excess of) net investment income as follows:	$(503,484)	$(516,071)	$115,768	$(859)
See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1.	Organization and Multiple Classes of Shares — Seligman LaSalle Real Estate Fund Series, Inc. (the “Series”) is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified open-end management investment company, or mutual fund, which consists of two separate and distinct funds: Seligman LaSalle Global Real Estate Fund (the “Global Real Estate Fund”) and Seligman LaSalle Monthly Dividend Real Estate Fund (the “Monthly Dividend Real Estate Fund”). The Series offers five classes of shares. However, Class B shares of the Global Real Estate Fund are not currently offered.

Class A shares are subject to a continuing service fee of up to 0.25% on an annual basis and, through January 6, 2008, were sold with an initial sales charge of up to 4.75% (5.75% effective January 7, 2008). Class A shares purchased in an amount of $1,000,000 or more are sold without an initial sales charge but are subject to a contingent deferred sales charge (“CDSC”) of 1% on redemptions within 18 months of purchase. Effective January 7, 2008, eligible employee benefit plans which have at least $2,000,000 in plan assets may purchase Class A shares at net asset value, but, in the event of plan termination, will be subject to a CDSC of 1% on shares purchased within 18 months prior to plan termination.

Class B shares are sold without an initial sales charge but are subject to a distribution fee of 0.75% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 5% on redemptions in the first year of purchase, declining to 1% in the sixth year and 0% thereafter. Class B shares will automatically convert to Class A shares approximately eight years after their date of purchase. If Class B shares of the Fund are exchanged for Class B shares of another Seligman mutual fund, the holding period of the shares exchanged will be added to the holding period of the shares acquired, both for determining the applicable CDSC and the conversion of Class B shares to Class A shares.

Class C shares are sold without an initial sales charge but are subject to a distribution fee of up to 0.75% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 1% imposed on redemptions made within one year of purchase.

The Board of Directors of the Series (the “Board”) approved the automatic conversion of all of the Funds’ outstanding Class D shares to Class C shares at their respective net asset values. The conversion was implemented on May 16, 2008. Effective at the close of business on May 16, 2008, the Funds no longer offer Class D shares. The conversion did not affect individual shareholder account values.

Class I shares are offered to certain institutional clients and other investors, as described in the Series’ Class I shares prospectus. Class I shares are sold without any sales charges and are not subject to distribution or service fees.

Class R shares are offered to certain employee benefit plans and are not available to all investors. They are sold without an initial sales charge, but are subject to a distribution fee of up to 0.25% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 1% on redemptions made within one year of a plan’s initial purchase of Class R shares.

All classes of shares represent interests in the same portfolio of investments, have the same rights and are generally identical in all respects except that each class bears its own class-specific expenses, and has exclusive voting rights with respect to any matter on which a separate vote of any class is required.

2.	Significant Accounting Policies — The financial statements have been prepared in conformity with accounting principles generally accepted in the United States (“US”), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results may differ from these estimates. These unaudited interim financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period

Notes to Financial Statements (unaudited)

presented. All such adjustments are of a normal recurring nature. The following summarizes the significant accounting policies of the Fund:

a.	Security Valuation and Risk — Net asset value per share is calculated as of the close of business of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time. Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Securities not listed on an exchange or security market, or securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices or are valued by J. & W. Seligman & Co. Incorporated (the “Manager”) based on quotations provided by primary market makers in such securities. Notwithstanding these valuation methods, the Global Real Estate Fund may adjust the value of securities as described below in order to reflect the fair value of such securities.

Many securities markets and exchanges outside the US close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after the local market close but before the close of the NYSE. The Board approved fair value procedures under which a third party pricing service on a regular basis recommends adjustments to the local closing prices of certain foreign equity securities. The adjustments are based on a statistical analysis of the historical relationship between the price movements of a security and independent variables such as US market movements, sector movements, movements in the ADR of a security (if any), and movements in country or regional exchange-traded funds or futures contracts. The factors used vary with each security, depending on which factors have been most important historically.

Other securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security.

Short-term holdings maturing in 60 days or less are valued at current market quotations or amortized cost if the Manager believes it approximates fair value. Short-term holdings that mature in more than 60 days are valued at current market quotations until the 60th day prior to maturity and are then valued as described above for securities maturing in 60 days or less.

On January 1, 2008, the Funds adopted Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” SFAS 157 establishes a three-tier hierarchy to classify the assumptions, referred to as inputs, used in valuation techniques (as described above) to measure fair value of the Funds’ investments and other financial instruments. These inputs are summarized in three broad levels: Level 1 — quoted prices in active markets for identical investments or financial instruments; Level 2 — other significant observable inputs (including quoted prices in inactive markets or for similar investments or financial instruments); and Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining fair value) (Note 3). The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

The Series invests a substantial portion of its assets in securities of real estate investment trusts (REITs). The market’s perception of prospective declines in private real estate values and other financial assets may result in increased volatility of market prices that can negatively impact the valuation of certain issuers held by the Series. Investing in one economic sector, such as real estate, may be subject to greater price fluctuations than a portfolio of diversified investments. The stocks of smaller companies may be subject to above-average risk. There are specific risks

Notes to Financial Statements (unaudited)

associated with global investing, such as currency fluctuations, foreign taxation, differences in financial reporting practices, and rapid changes in political and economic conditions.

b.	Foreign Securities — Investments in foreign securities will be traded primarily in foreign currencies, and each Fund may temporarily hold funds in foreign currencies. The books and records of the Series are maintained in US dollars. Foreign currency amounts are translated into US dollars on the following basis:

(i)	market value of investment securities, other assets, and liabilities, at the daily rate of exchange as reported by a pricing service;

(ii)	purchases and sales of investment securities, income, and expenses, at the rate of exchange prevailing on the respective dates of such transactions.

The Series’ net asset values per share will be affected by changes in currency exchange rates. Changes in foreign currency exchange rates may also affect the value of dividends and interest earned, gains and losses realized on sales of securities, and net investment income and losses. The rate of exchange between the US dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets.

The Series does not isolate that portion of the results of operations resulting from changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held in the portfolio. Similarly, the Series does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the period. Such fluctuations are included in net realized and unrealized gain or loss from investments and foreign currency transactions.

c.	Repurchase Agreements — Each Fund may enter into repurchase agreements. Generally, securities received as collateral subject to repurchase agreements are deposited with the Funds’ custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price, plus accrued interest, at all times. On a daily basis, the market value of securities held as collateral for repurchase agreements is monitored to ensure the existence of the proper level of collateral.

d.	Forward Currency Contracts — The Series may enter into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, or other amounts receivable or payable in foreign currency. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. The contracts are valued daily at current or forward exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation of investments and forward currency transactions. The gain or loss, if any, arising from the difference between the settlement value of the forward contract and the closing of such contract, is included in net realized gain or loss on investments and foreign currency transactions.

e.	Multiple Class Allocations — All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based upon the relative value of the shares of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributable to a particular class, are charged directly to such class. For the six months ended June 30, 2008, distribution and service fees, shareholder account services, and registration expenses were class-specific expenses.

f.	Security Transactions and Related Investment Income — Investment transactions are recorded on trade dates. Identified cost of investments sold is used for both financial statement and federal income tax purposes. Interest income is recorded on an accrual basis. Dividends receivable are

Notes to Financial Statements (unaudited)

recorded on ex-dividend dates, except that certain dividends from foreign securities where the ex-dividend dates may have passed are recorded as soon as a Fund is informed of the dividend. Distributions received from each Fund’s investments are initially recorded as dividend income as reported by the issuers. Portions of these distributions will be appropriately recharacterized as capital gains or returns of capital based on reporting from the issuers received after the end of the year. The annual financial statements will reflect any such recharacterizations.

g.	Distributions to Shareholders — Dividends and other distributions to shareholders are recorded on ex-dividend dates.

h.	Taxes — There is no provision for federal income tax. Each Fund has elected to be taxed as a regulated investment company and intends to distribute substantially all taxable net income and net gain realized. Withholding taxes on foreign dividends and interest and taxes on the sale of foreign securities have been provided for in accordance with the Series’ understanding of the applicable country’s tax rules and rates.

Financial Accounting Standards Board (“FASB”) Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109,” requires the Funds to recognize in their financial statements the impact of a tax position taken (or expected to be taken) on an income tax return if such position will more likely than not be sustained upon examination based on the technical merits of the position. Based upon their review of tax positions, the Funds have determined that FIN 48 did not have a material impact on the Funds’ financial statements for the six months ended June 30, 2008.

3.	Fair Value Measurements — A summary of the value of the Funds’ investments and other financial instruments as of June 30, 2008, based on the level of inputs used in accordance with SFAS 157 (Note 2a), is as follows:

	Global Real Estate Fund		Monthly Dividend
		Other Financial	Real Estate Fund
Valuation Inputs	Investments	Instruments*	Investments

Level 1 – Quoted Prices	$13,030,451	$38	$52,351,775

Level 2 – Other Significant Observable Inputs	13,725,017	—	330,000

Level 3 – Significant Unobservable Inputs	—	—	—

Total	$26,755,468	$38	$52,681,775

*	Represents foreign currency contracts, which are not reflected in the Portfolios of Investments and which are valued at the net unrealized appreciation (depreciation) on each contract.

4.	Management Fees, Distribution Services, and Other Transactions — The Manager manages the affairs of the Series and provides the necessary personnel and facilities. Compensation of all officers of the Series, all directors of the Series who are employees of the Manager, and all personnel of the Series and the Manager, is paid by the Manager. The Manager receives a fee, calculated daily and payable monthly, equal to a percentage of each Fund’s average daily net assets. The annual fee rate with respect to the Global Real Estate Fund is equal to 0.98% per annum of its average daily net assets. The annual fee rate with respect to the Monthly Dividend Real Estate Fund is equal to 0.90% per annum of its average daily net assets. The Manager has contractually undertaken to waive its fees and/or reimburse each Fund’s expenses to the extent that each Fund’s “other expenses” (those expenses other than management fee, 12b-1 fees, interest on borrowings, and extraordinary expenses, including litigation expenses) exceed 0.41% (0.14%, in the case of Global Real Estate Fund Class I shares) and 0.45% per annum of the average daily net assets of the Global Real Estate Fund and the Monthly Dividend Real Estate Fund, respectively. These undertakings will remain in effect through at least April 30, 2009. (Note 12)

Notes to Financial Statements (unaudited)

For the six months ended June 30, 2008, the amount of expenses reimbursed by the Manager and the amount receivable from the Manager at June 30, 2008, were as follows:

		Receivable
Fund	Reimbursement	from Manager

Global Real Estate Fund	$95,802	$12,226

Monthly Dividend Real Estate Fund	111,234	15,654

LaSalle Investment Management (Securities), L.P. and LaSalle Investment Management Securities B.V. (the “Subadvisers”) are the subadvisers to the Global Real Estate Fund, and LaSalle Investment Management (Securities), L.P. is the subadviser to the Monthly Dividend Real Estate Fund. The Subadvisers are responsible for furnishing investment advice, research, and assistance to the respective Fund’s investments. Under the sub-advisory agreements, the Manager pays the Subadvisers 0.49% and 0.45% per annum of the average daily net assets of the Global Real Estate Fund and the Monthly Dividend Real Estate Fund, respectively. The subadvisers also bear a portion of the expense reimbursements made by the Manager.

For the six months ended June 30, 2008, Seligman Advisors, Inc., (the “Distributor”), agent for the distribution of each Fund’s shares and an affiliate of the Manager, received the following commissions and concessions from sales of Class A shares. The following commissions were also paid to dealers for sales of Class A shares:

	Commissions and
	Concessions Retained
Fund	by Distributor	Dealer Commissions

Global Real Estate Fund	$379	$2,570

Monthly Dividend Real Estate Fund	1,892	12,584

Each Fund of the Series has an Administration, Shareholder Services and Distribution Plan (each, a “Plan”) with respect to distribution of its shares. Under the Plan, with respect to Class A shares, service organizations can enter into agreements with the Distributor and receive a continuing fee of up to 0.25% on an annual basis, payable monthly, of average daily net assets of Class A shares attributable to the particular service organizations for providing personal services and/or the maintenance of shareholder accounts. The Distributor charges such fees to each Fund pursuant to its Plan. For the six months ended June 30, 2008, fees incurred under the Plan aggregated $27,651 and $27,579, or 0.25% and 0.24% per annum of average daily net assets of the Global Real Estate Fund’s and the Monthly Dividend Real Estate Fund’s Class A shares, respectively.

Under the Plan, with respect to Class B shares, Class C shares, Class D shares (only through May 16, 2008), and Class R shares, service organizations can enter into agreements with the Distributor and receive a continuing fee for providing personal services and/or the maintenance of shareholder accounts of up to 0.25% on an annual basis of the average daily net assets of the Class B, Class C, Class D, and Class R shares for which the organizations are responsible; and, for Class C, Class D and Class R shares, fees for providing other distribution assistance of up to 0.75% (0.25%, in the case of Class R shares) on an annual basis of such average daily net assets. Such fees are paid monthly by each Fund to the Distributor pursuant to its Plan.

For the six months ended June 30, 2008, fees incurred under the Plan, equivalent to 1% (0.97%, in the case of the Monthly Dividend Real Estate Fund’s Class B shares) per annum of the average daily

Notes to Financial Statements (unaudited)

net assets of Class B, Class C, and Class D shares (only through May 16, 2008), and 0.50% per annum of Class R shares’ average daily net assets were as follows:

Fund	Class B	Class C	Class D	Class R

Global Real Estate Fund	n/a	$17,851	$18,576	$48

Monthly Dividend Real Estate Fund	$27,912	68,287	27,997	13,057

The Distributor and Seligman Services, Inc., also an affiliate of the Manager, are eligible to receive distribution and service fees pursuant to the Plan. For the six months ended June 30, 2008, the Distributor and Seligman Services, Inc. received distribution and service fees of $1,596 and $1,033 for the Global Real Estate Fund and the Monthly Dividend Real Estate Fund, respectively.

The Distributor is entitled to retain any CDSC imposed on certain redemptions of Class A, Class C, Class D (only through May 16, 2008), and Class R shares. For the six months ended June 30, 2008, such charges amounted to $5,299 and $999 for the Global Real Estate Fund and the Monthly Dividend Real Estate Fund, respectively. The Distributor has sold its rights to third parties to collect any CDSC imposed on redemptions of Class B shares.

For the six months ended June 30, 2008, Seligman Data Corp., which is owned by certain associated investment companies, charged the Funds at cost $35,003 and $141,765, for the Global Real Estate Fund and the Monthly Dividend Real Estate Fund, respectively, for shareholder account services in accordance with a methodology approved by the Series’ directors. Class I shares receive more limited shareholder services than the Funds’ other classes of shares (the “Retail Classes”). Seligman Data Corp. does not allocate to Class I the costs of any of its departments that do not provide services to the Class I shareholders.

Costs of Seligman Data Corp. directly attributable to the Retail Classes of the Funds were charged to those classes in proportion to their respective net asset values. Costs directly attributable to Class I shares were charged to Class I. The remaining charges were allocated to the Retail Classes and Class I by Seligman Data Corp. pursuant to a formula based on their net assets, shareholder transaction volumes and number of shareholder accounts.

The Series and certain other associated investment companies (together, the “Guarantors”) have severally but not jointly guaranteed the performance and observance of all the terms and conditions of two leases entered into by Seligman Data Corp., including the payment of rent by Seligman Data Corp. (the “Guaranties”). The leases and the related Guaranties expire in September 2008 and January 2019. The obligation of the Series to pay any amount due under the Guaranties is limited to a specified percentage of the full amount, which generally is based on the Series’ percentage of the expenses billed by Seligman Data Corp. to all Guarantors in the most recent calendar quarter. At June 30, 2008, the Series’ potential obligation under the Guaranties is $201,100. As of June 30, 2008, no event has occurred which would result in the Series becoming liable to make any payment under the Guaranties. Each Fund would bear a portion of any payments made by the Series under the Guaranties. A portion of the rent paid by Seligman Data Corp. is charged to each Fund as part of Seligman Data Corp.’s shareholder account services cost.

Certain officers and directors of the Series are officers or directors of the Manager, the Distributor, Seligman Services, Inc., and/or Seligman Data Corp.

The Series has a compensation arrangement under which directors who receive fees may elect to defer receiving such fees. Directors may elect to have their deferred fees accrue interest or earn a return based on the performance of the Funds or other funds in the Seligman Group of Investment Companies. Deferred fees and related accrued earnings are not deductible by a Fund for federal income tax purposes until such amounts are paid. The cost of such fees and earning/loss accrued

Notes to Financial Statements (unaudited)

thereon is included in directors’ fees and expenses, and the accumulated balances thereof at June 30, 2008, are included in accrued expenses and other liabilities as follows:

Fund	Amount

Global Real Estate Fund	$806

Monthly Dividend Real Estate Fund	1,062

5.	Committed Line of Credit — The Series is a participant in a joint $200 million committed line of credit that is shared by substantially all open-end funds in the Seligman Group of Investment Companies. The directors have currently limited each Fund’s borrowings to 10% of its net assets. Borrowings pursuant to the credit facility are subject to interest at a rate equal to the overnight federal funds rate plus 0.50%. Each Fund incurs a commitment fee of 0.12% per annum on its share of the unused portion of the credit facility. The credit facility may be drawn upon only for temporary purposes and is subject to certain other customary restrictions. The credit facility commitment expires in June 2009, but is renewable annually with the consent of the participating banks. There were no borrowings during the six months ended June 30, 2008.

6.	Purchases and Sales of Securities — Purchases and sales of portfolio securities, excluding US Government obligations and short-term investments, for the six months ended June 30, 2008, were as follows:

Fund	Purchases	Sales

Global Real Estate Fund	$9,930,999	$12,162,814

Monthly Dividend Real Estate Fund	20,581,732	24,045,180

7.	Federal Tax Information — Certain components of income, expense and realized capital gain and loss are recognized at different times or have a different character for federal income tax purposes and for financial reporting purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of a Fund. As a result of the differences described above, the treatment for financial reporting purposes of distributions made during the year from net investment income or net realized gains may differ from their ultimate treatment for federal income tax purposes. Further, the cost of investments also can differ for federal income tax purposes.

The tax basis information presented is based on operating results for the six months ended June 30, 2008, and will vary from the final tax information as of each Fund’s year end. Accordingly, the Funds have not determined the tax basis components of net assets as of June 30, 2008 and the tax character of distributions paid during the six months ended June 30, 2008.

At June 30, 2008, the tax basis cost of investments for federal income tax purposes was as follows:

Tax Basis
Fund	Cost

Global Real Estate Fund	$36,241,047

Monthly Dividend Real Estate Fund	66,772,190

The tax basis cost was greater than the cost for financial reporting purposes due to the tax deferral of losses on wash sales in the amounts of $603,609 and $661,900 for the Global Real Estate Fund and the Monthly Dividend Real Estate Fund, respectively, and, for the Global Real Estate Fund, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies in the amount $222,211.

Notes to Financial Statements (unaudited)

The tax basis components of accumulated losses at June 30, 2008 are presented below. Undistributed ordinary income primarily consists of net investment income and net realized short-term gain.

			Monthly
	Global Real		Dividend
	Estate Fund		Real Estate Fund

Gross unrealized appreciation of portfolio securities	$35,228	*	$526,089

Gross unrealized depreciation of portfolio securities	(9,519,779	)*	(14,616,504)

Net unrealized depreciation of portfolio securities	(9,484,551	)*	(14,090,415)

Undistributed ordinary income	—		152,614

Capital loss carryforward	(585,168)		—

Current period net realized loss**	(3,014,177)		(5,774,653)

Total accumulated losses	$(13,083,896)		$(19,712,454)

*	Includes the effect of foreign currency translations.
**	Includes post-October losses of $814,343 and $2,048,129, respectively, from prior year.

At December 31, 2007, the Global Real Estate Fund had net capital loss carryforwards for federal income tax purposes of $585,168, which are available for offset against future taxable net capital gains, expiring in 2015. The amount was determined after adjustments for certain differences between financial reporting and tax purposes, such as wash sale losses. Accordingly, no capital gain distributions are expected to be paid to shareholders until net capital gains have been realized in excess of the available capital loss carryforwards. There is no assurance that the Fund will be able to utilize all of its capital loss carryforward before it expires.

The tax characterization of distributions paid during the six months ended June 30, 2008 and the year ended December 31, 2007 is as follows:

			Monthly Dividend
	Global Real Estate Fund		Real Estate Fund
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	6/30/08	12/31/07	6/30/08	12/31/07

Ordinary income (including short-term capital gain)	$400,884	$812,424	$1,357,003	$4,678,832

Long-term capital gain	—	—	—	9,638,189

Total	$400,884	$812,424	$1,357,003	$14,317,021

8.	Outstanding Foreign Currency Contracts — At June 30, 2008, the Global Real Estate Fund had outstanding foreign currency contracts to buy or sell currencies as follows:

	Australian	In Exchange	Value	Settlement	Unrealized
Contract	Dollars	for US$	US$	Date	Appreciation

Bought	50,000	47,880	47,932	7/2/08	$52

	Swiss	Value	In Exchange	Value	Settlement	Unrealized
Contract	Francs	US$	for Euros	US$	Date	Depreciation

Bought	10,708	10,496	6,666	10,482	7/1/08	$(14)

Notes to Financial Statements (unaudited)

9.	Capital Share Transactions — The Series has 1,000,000,000 shares of Capital Stock authorized. At June 30, 2008, 500,000,000 shares of Capital Stock, at $0.001 par value, were authorized for each Fund. Transactions in shares of Capital Stock were as follows:

Global Real Estate Fund

	Six Months Ended		Year Ended
	6/30/08†		12/31/07

Class A	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	482,230	$2,684,406	5,231,065	$36,826,072

Exchanged from associated funds	24,156	135,463	305,217	2,157,992

Investment of distributions	34,604	180,977	68,431	396,430

Total	540,990	3,000,846	5,604,713	39,380,494

Cost of shares repurchased	(715,621)	(3,980,658)	(1,126,730)	(7,288,334)

Exchanged into associated funds	(54,794)	(298,840)	(378,549)	(2,518,524)

Total	(770,415)	(4,279,498)	(1,505,279)	(9,806,858)

Increase (decrease)	(229,425)	$(1,278,652)	4,099,434	$29,573,636

Class C	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	15,085	$84,805	658,317	$4,797,645

Exchanged from associated funds	5,980	34,399	116,234	828,040

Investment of distributions	11,188	58,737	7,500	43,723

Converted from Class D*	850,498	5,137,009	—	—

Total	882,751	5,314,950	782,051	5,669,408

Cost of shares repurchased	(59,548)	(335,886)	(176,442)	(1,126,471)

Exchanged into associated funds	(29,439)	(163,725)	(150,182)	(983,719)

Total	(88,987)	(499,611)	(326,624)	(2,110,190)

Increase	793,764	$4,815,339	455,427	$3,559,218

Class D	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	59,906	$335,864	1,122,705	$8,110,456

Exchanged from associated funds	3,989	22,580	121,473	859,352

Investment of distributions	—	—	12,839	79,751

Total	63,895	358,444	1,257,017	9,049,559

Cost of shares repurchased	(95,818)	(534,031)	(119,069)	(780,437)

Exchanged into associated funds	(14,184)	(82,919)	(242,343)	(1,573,796)

Converted to Class C*	(850,498)	(5,137,009)	—	—

Total	(960,500)	(5,753,959)	(361,412)	(2,354,233)

Increase (decrease)	(896,605)	$(5,395,515)	895,605	$6,695,326

Class I	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	9,744	$55,147	93,806	$659,643

Investment of distributions	735	3,844	1,517	8,860

Total	10,479	58,991	95,323	668,503

Cost of shares repurchased	(27,920)	(153,661)	(36,788)	(257,681)

Increase (decrease)	(17,441)	$(94,670)	58,535	$410,822

See footnotes on page 32.

Notes to Financial Statements (unaudited)

Global Real Estate Fund (continued)

	Six Months Ended		Year Ended
	6/30/08		12/31/07

Class R	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	30	$171	2,350	$15,441

Investment of distributions	49	255	67	402

Increase	79	$426	2,417	$15,843

Monthly Dividend Real Estate Fund

Class A	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	243,489	$1,445,124	830,481	$7,671,034

Exchanged from associated funds	437,688	2,468,315	301,725	2,970,972

Investment of distributions	67,743	402,000	695,365	4,451,675

Converted from Class B**	39,124	231,316	54,528	516,466

Total	788,044	4,546,755	1,882,099	15,610,147

Cost of shares repurchased	(1,399,397)	(8,663,862)	(1,834,438)	(16,283,945)

Exchanged into associated funds	(70,663)	(422,434)	(594,519)	(5,456,553)

Total	(1,470,060)	(9,086,296)	(2,428,957)	(21,740,498)

Decrease	(682,016)	$(4,539,541)	(546,858)	$(6,130,351)

Class B	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	25,593	$158,174	52,838	$503,894

Exchanged from associated funds	13,604	82,341	121,869	1,222,016

Investment of distributions	13,996	82,912	197,565	1,243,977

Total	53,193	323,427	372,272	2,969,887

Cost of shares repurchased	(105,274)	(637,853)	(348,819)	(3,027,004)

Exchanged into associated funds	(14,361)	(82,488)	(259,450)	(2,361,972)

Converted to Class A**	(39,210)	(231,316)	(54,589)	(516,466)

Total	(158,845)	(951,657)	(662,858)	(5,905,442)

Decrease	(105,652)	$(628,230)	(290,586)	$(2,935,555)

Class C	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	187,699	$1,135,741	182,807	$1,826,706

Exchanged from associated funds	29,379	181,125	85,957	861,043

Investment of distributions	33,241	197,334	415,513	2,621,419

Converted from Class D*	1,297,817	8,487,721	—	—

Total	1,548,136	10,001,921	684,277	5,309,168

Cost of shares repurchased	(459,615)	(2,723,867)	(1,179,646)	(10,179,490)

Exchanged into associated funds	(28,908)	(173,042)	(232,830)	(1,985,726)

Total	(488,523)	(2,896,909)	(1,412,476)	(12,165,216)

Increase (decrease)	1,059,613	$7,105,012	(728,199)	$(6,856,048)

See footnotes on page 32.

Notes to Financial Statements (unaudited)

Monthly Dividend Real Estate Fund (continued)

	Six Months Ended		Year Ended
	6/30/08†		12/31/07

Class D	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	395,508	$2,242,292	305,618	$2,880,375

Exchanged from associated funds	9,824	59,745	39,001	361,531

Investment of distributions	16,014	93,131	190,719	1,205,578

Total	421,346	2,395,168	535,338	4,447,484

Cost of shares repurchased	(118,407)	(697,998)	(547,435)	(4,877,897)

Exchanged into associated funds	(9,454)	(56,135)	(91,870)	(872,150)

Converted to Class C*	(1,297,817)	(8,487,721)	—	—

Total	(1,425,678)	(9,241,854)	(639,305)	(5,750,047)

Decrease	(1,004,332)	$(6,846,686)	(103,967)	$(1,302,563)

Class I	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	85,745	$506,961	498,082	$3,870,203

Investment of distributions	33,135	196,627	246,633	1,552,709

Total	118,880	703,588	744,715	5,422,912

Cost of shares repurchased	(214,229)	(1,263,754)	(82,680)	(779,817)

Increase (decrease)	(95,349)	$(560,166)	662,035	$4,643,095

Class R	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	407,303	$2,301,906	327,834	$2,928,283

Exchanged from associated funds	2,394	12,830	800	4,902

Investment of distributions	19,799	117,437	113,047	692,801

Total	429,496	2,432,173	441,681	3,625,986

Cost of shares repurchased	(67,604)	(408,613)	(60,091)	(550,844)

Exchanged into associated funds	(8)	(46)	(3)	(29)

Total	(67,612)	(408,659)	(60,094)	(550,873)

Increase	361,884	$2,023,514	381,587	$3,075,113

10.	Other Matters — In late 2003, the Manager conducted an extensive internal review concerning mutual fund trading practices. The Manager’s review, which covered the period 2001-2003, noted one arrangement that permitted frequent trading in certain open-end registered investment companies managed by the Manager (the “Seligman Funds”); this arrangement was in the process of being closed down by the Manager before September 2003. The Manager identified three other arrangements that permitted frequent trading, all of which had been terminated by September 2002. In January 2004, the Manager, on a voluntary basis, publicly disclosed these four arrangements to its clients and to shareholders of the Seligman Funds. The Manager also provided information concerning mutual fund trading practices to the SEC and the Office of the Attorney General of the State of New York (“NYAG”).

†	January 1, 2008 to May 16, 2008, in the case of Class D shares.
*	Effective May 16, 2008, Class D shares converted to Class C shares.
**	Automatic conversion of Class B shares to Class A shares approximately eight years after their initial purchase date.

Notes to Financial Statements (unaudited)

In September 2005, the New York staff of the SEC indicated that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against the Manager and the Distributor relating to frequent trading in the Seligman Funds. The Manager responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that the Manager had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds.

In September 2006, the NYAG commenced a civil action in New York State Supreme Court against the Manager, the Distributor, Seligman Data Corp. and Brian T. Zino (collectively, the “Seligman Parties”), alleging, in substance, that, in addition to the four arrangements noted above, the Seligman Parties permitted other persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies managed by the Manager is and has been misleading. The NYAG included other related claims and also claimed that the fees charged by the Manager to the Seligman Funds were excessive. The NYAG is seeking damages of at least $80 million and restitution, disgorgement, penalties and costs and injunctive relief. The Seligman Parties answered the complaint in December 2006 and believe that the claims are without merit.

Any resolution of these matters may include the relief noted above or other sanctions or changes in procedures. Any damages would be paid by the Manager and not by the Seligman Funds. If the NYAG obtains injunctive relief, the Manager and its affiliates could, in the absence of the SEC in its discretion granting exemptive relief, be enjoined from providing advisory and underwriting services to the Seligman Funds and other registered investment companies.

The Manager does not believe that the foregoing legal action or other possible actions will have a material adverse impact on the Manager or its clients, including the Seligman Funds and other investment companies managed by it; however, there can be no assurance of this or that these matters and any related publicity will not affect demand for shares of the Seligman Funds and such other investment companies or have other adverse consequences.

11.	Recently Issued Accounting Pronouncement — In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (“SFAS 161”), “Disclosures about Derivative Instruments and Hedging Activities.” SFAS 161 requires enhanced disclosures about the Series’ derivative and hedging activities, including how such activities are accounted for and their effect on the Series’ financial position, performance and cash flows. SFAS 161 is effective for fiscal years beginning after November 15, 2008. The Series is currently evaluating the impact of the adoption of SFAS 161 on the Series’ financial statements and related disclosures.

12.	Subsequent Events — On July 7, 2008, Ameriprise Financial, Inc. (“Ameriprise”) announced an agreement to acquire the Manager in a transaction that is likely to close in the fourth quarter of 2008. Under the 1940 Act, consummation of Ameriprise’s acquisition of the Manager will result in the Manager becoming a wholly-owned subsidiary of RiverSource Investments, LLC (“RiverSource”), a subsidiary of Ameriprise, and a change of control of the Manager and an assignment and automatic termination of the Series’ current management agreements with the Manager, the sub-advisory agreements for each Fund between the Manager and LaSalle Investment Management (Securities), L.P. (“LaSalle US”), as well as the delegation agreement between LaSalle US and LaSalle Investment Management Securities B.V. (“LaSalle B.V.”). On July 29, 2008, the Series’ Board approved a new advisory agreement for each Fund with RiverSource, a new administration agreement between the Series and Ameriprise, new sub-advisory agreements for each Fund with LaSalle US, and, with respect to Seligman LaSalle Global Real Estate Fund, a new delegation agreement between LaSalle US and LaSalle B.V. The new advisory, sub-advisory, and delegation agreements, as applicable will be presented to the shareholders of the Funds for their approval.

Financial Highlights (unaudited)

The tables below are intended to help you understand the financial performance of each class of each Fund for the periods presented. Certain information reflects financial results for a single share of a class that was held throughout the periods shown. Per share amounts are calculated using average shares outstanding during the period. Total return shows the rate that you would have earned or lost on an investment in each class, assuming you reinvested all your dividends and capital gain distributions, if any. Total returns do not reflect any sales charges or transaction costs on your investment or taxes investors may incur on distributions or on the redemption of shares, and are not annualized for periods of less than one year.

Global Real Estate Fund

	CLASS A					CLASS C

	Six Months		Year	12/29/06*		Six Months		Year	12/29/06*
	Ended		Ended	to		Ended		Ended	to
	6/30/08		12/31/07	12/31/06		6/30/08		12/31/07	12/31/06

Per Share Data:

Net Asset Value, Beginning of Period	$5.75		$7.14	$7.14		$5.76		$7.14	$7.14

Income (Loss) from Investment Operations:

Net investment income	0.08		0.06	—	ø	0.06		0.01	—	ø

Net realized and unrealized loss on investments and foreign currency transactions	(0.74)		(1.29)	—		(0.73)		(1.28)	—

Total from Investment Operations	(0.66)		(1.23)	—	ø	(0.67)		(1.27)	—	ø

Less Distributions:

Distributions from net investment income	(0.08)		(0.06)	—		(0.06)		(0.01)	—

Distributions in excess of net investment income	—		(0.10)	—		—		(0.10)	—

Total Distributions	(0.08)		(0.16)	—		(0.06)		(0.11)	—

Net Asset Value, End of Period	$5.01		$5.75	$7.14		$5.03		$5.76	$7.14

Total Return	(11.52)%		(17.21)%	0%		(11.68)%		(17.86)%	0%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$20,308		$24,591	$1,289		$6,287		$2,629	$7

Ratio of expenses to average net assets	1.64	%†	1.64%	1.64	%†	2.39	%†	2.39%	2.39	%†

Ratio of net investment income (loss) to average net assets	2.90	%†	0.90%	(1.64	)%†	2.15	%†	0.15%	(2.39	)%†

Portfolio turnover rate	33.17%		81.20%	—		33.17%		81.20%	—

Without expense reimbursement:øø

Ratio of expenses to average net assets	2.27	%†	2.52%	90.03	%††	3.02	%†	3.27%	90.78	%††

Ratio of net investment income (loss) to average net assets	2.27	%†	0.02%	(90.03	)%††	1.52	%†	(0.73)%	(90.78	)%††

See footnotes on page 42.

Financial Highlights (unaudited)

Global Real Estate Fund (continued)

	CLASS D					CLASS I

	1/1/08		Year	12/29/06*		Six Months	Year	12/29/06*
	to		Ended	to		Ended	Ended	to
	5/16/08**		12/31/07	12/31/06		6/30/08	12/31/07	12/31/06

Per Share Data:

Net Asset Value, Beginning of Period	$5.76		$7.14	$7.14		$5.75	$7.14	$7.14

Income (Loss) from Investment Operations:

Net investment income	0.04		0.01	—	ø	0.10	0.10	—	ø

Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.24		(1.28)	—		(0.74)	(1.30)	—

Total from Investment Operations	0.28		(1.27)	—	ø	(0.64)	(1.20)	—	ø

Less Distributions:

Distributions from net investment income	—		(0.01)	—		(0.10)	(0.10)	—

Distributions in excess of net investment income	—		(0.10)	—		—	(0.09)	—

Total Distributions	—		(0.11)	—		(0.10)	(0.19)	—

Net Asset Value, End of Period	$6.04		$5.76	$7.14		$5.01	$5.75	$7.14

Total Return	4.86%		(17.86)%	0%		(11.29)%	(16.91)%	0%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	—		$5,166	$7		$211	$342	$7

Ratio of expenses to average net assets	2.39	%†	2.39%	2.39	%†	1.12%†	1.12%	1.12	%†

Ratio of net investment income (loss) to average net assets	1.79	%†	0.15%	(2.39	)%†	3.42%†	1.42%	(1.12	)%†

Portfolio turnover rate	33.17	%#	81.20%	—		33.17%	81.20%	—

Without expense reimbursement:øø

Ratio of expenses to average net assets	3.05	%†	3.27%	90.78	%††	2.64%†	5.38%	227.72	%††

Ratio of net investment income (loss) to average net assets	1.13	%†	(0.73)%	(90.78	)%††	1.90%†	(2.84)%	(227.72	)%††

See footnotes on page 42.

Financial Highlights (unaudited)

Global Real Estate Fund (continued)

CLASS R
	Six Months	Year	12/29/06*
	Ended	Ended	to
	6/30/08	12/31/07	12/31/06

Per Share Data:

Net Asset Value, Beginning of Period	$5.76	$7.14	$7.14

Income (Loss) from Investment Operations:

Net investment income	0.07	0.04	—ø

Net realized and unrealized loss on investments and foreign currency transactions	(0.74)	(1.27)	—

Total from Investment Operations	(0.67)	(1.23)	—ø

Less Distributions:

Distributions from net investment income	(0.07)	(0.04)	—

Distributions in excess of net investment income	—	(0.11)	—

Total Distributions	(0.07)	(0.15)	—

Net Asset Value, End of Period	$5.02	$5.76	$7.14

Total Return	(11.62)%	(17.30)%	0%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$18	$20	$7

Ratio of expenses to average net assets	1.89%†	1.89%	1.89	%†

Ratio of net investment income (loss) to average net assets	2.65%†	0.65%	(1.89	)%†

Portfolio turnover rate	33.17%	81.20%	—

Without expense reimbursement:øø

Ratio of expenses to average net assets	2.52%†	2.78%	90.28	%††

Ratio of net investment income (loss) to average net assets	2.02%†	(0.23)%	(90.28	)%††

See footnotes on page 42.

Financial Highlights (unaudited)

Monthly Dividend Real Estate Fund

CLASS A
	Six Months						7/16/03*
	Ended		Year Ended December 31,				to
	6/30/08		2007	2006	2005	2004	12/31/03

Per Share Data:

Net Asset Value, Beginning of Period	$5.90		$9.87	$8.70	$9.26	$8.04	$7.14

Income (Loss) from Investment Operations:

Net investment income	0.15		0.12	0.11	0.14	0.21	0.10

Net realized and unrealized gain (loss) on investments	(0.26)		(2.40)	2.53	0.33	1.71	0.98

Total from Investment Operations	(0.11)		(2.28)	2.64	0.47	1.92	1.08

Less Distributions:

Distributions from net investment income	(0.14)		(0.12)	(0.11)	(0.14)	(0.21)	(0.09)

Distributions in excess of net investment income	—		(0.01)	—	(0.02)	(0.13)	(0.07)

Return of capital	—		—	(0.20)	—	(0.05)	—

Distributions from net realized capital gain	—		(1.56)	(1.16)	(0.87)	(0.31)	(0.02)

Total Distributions	(0.14)		(1.69)	(1.47)	(1.03)	(0.70)	(0.18)

Net Asset Value, End of Period	$5.65		$5.90	$9.87	$8.70	$9.26	$8.04

Total Return	(1.94)%		(23.82)%	30.90%	5.34%	24.95%	15.36%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$17,648		$22,451	$42,948	$35,619	$34,401	$15,348

Ratio of expenses to average net assets	1.59	% †	1.60%	1.60%	1.60%	1.60%	1.59%†

Ratio of net investment income to average net assets	5.07	% †	1.32%	1.09%	1.51%	2.43%	2.86%†

Portfolio turnover rate	34.50%		76.07%	47.78%	41.09%	29.03%	19.40%

Without expense reimbursement:øø

Ratio of expenses to average net assets	2.01	% †	1.79%	1.67%	1.78%	1.79%	2.96%†

Ratio of net investment income to average net assets	4.65	% †	1.13%	1.02%	1.33%	2.23%	1.50%†

See footnotes on page 42.

Financial Highlights (unaudited)

Monthly Dividend Real Estate Fund (continued)

CLASS B
	Six Months					7/16/03*
	Ended	Year Ended December 31,				to
	6/30/08	2007	2006	2005	2004	12/31/03

Per Share Data:

Net Asset Value, Beginning of Period	$5.89	$9.86	$8.69	$9.25	$8.04	$7.14

Income (Loss) from Investment Operations:

Net investment income	0.13	0.05	0.08	0.07	0.14	0.07

Net realized and unrealized gain (loss) on investments	(0.26)	(2.41)	2.49	0.34	1.71	0.99

Total from Investment Operations	(0.13)	(2.36)	2.57	0.41	1.85	1.06

Less Distributions:

Distributions from net investment income	(0.12)	(0.05)	(0.08)	(0.07)	(0.14)	(0.07)

Distributions in excess of net investment income	—	—	—	(0.03)	(0.15)	(0.07)

Return of capital	—	—	(0.16)	—	(0.04)	—

Distributions from net realized capital gain	—	(1.56)	(1.16)	(0.87)	(0.31)	(0.02)

Total Distributions	(0.12)	(1.61)	(1.40)	(0.97)	(0.64)	(0.16)

Net Asset Value, End of Period	$5.64	$5.89	$9.86	$8.69	$9.25	$8.04

Total Return	(2.32)%	(24.45)%	29.97%	4.58%	24.01%	15.02%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$5,264	$6,115	$13,104	$13,156	$13,759	$6,432

Ratio of expenses to average net assets	2.32%†	2.35%	2.35%	2.35%	2.35%	2.34%†

Ratio of net investment income to average net assets	4.34%†	0.56%	0.83%	0.76%	1.68%	2.11%†

Portfolio turnover rate	34.50%	76.07%	47.78%	41.09%	29.03%	19.40%

Without expense reimbursement:øø

Ratio of expenses to average net assets	2.74%†	2.54%	2.42%	2.53%	2.54%	3.72%†

Ratio of net investment income to average net assets	3.92%†	0.37%	0.76%	0.58%	1.48%	0.75%†

See footnotes on page 42.

Financial Highlights (unaudited)

Monthly Dividend Real Estate Fund (continued)

CLASS C
	Six Months					7/16/03*
	Ended	Year Ended December 31,				to
	6/30/08	2007	2006	2005	2004	12/31/03

Per Share Data:

Net Asset Value, Beginning of Period	$5.89	$9.85	$8.69	$9.25	$8.04	$7.14

Income (Loss) from Investment Operations:

Net investment income	0.13	0.05	0.08	0.07	0.14	0.07

Net realized and unrealized gain (loss) on investments	(0.26)	(2.40)	2.48	0.34	1.71	0.99

Total from Investment Operations	(0.13)	(2.35)	2.56	0.41	1.85	1.06

Less Distributions:

Distributions from net investment income	(0.12)	(0.05)	(0.08)	(0.07)	(0.14)	(0.07)

Distributions in excess of net investment income	—	—	—	(0.03)	(0.15)	(0.07)

Return of capital	—	—	(0.16)	—	(0.04)	—

Distributions from net realized capital gain	—	(1.56)	(1.16)	(0.87)	(0.31)	(0.02)

Total Distributions	(0.12)	(1.61)	(1.40)	(0.97)	(0.64)	(0.16)

Net Asset Value, End of Period	$5.64	$5.89	$9.85	$8.69	$9.25	$8.04

Total Return	(2.32)%	(24.38)%	29.84%	4.58%	24.02%	15.02%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$17,612	$12,149	$27,518	$23,478	$31,894	$15,916

Ratio of expenses to average net assets	2.35%†	2.35%	2.35%	2.35%	2.35%	2.34%†

Ratio of net investment income to average net assets	4.31%†	0.56%	0.83%	0.76%	1.68%	2.11%†

Portfolio turnover rate	34.50%	76.07%	47.78%	41.09%	29.03%	19.40%

Without expense reimbursement:øø

Ratio of expenses to average net assets	2.77%†	2.54%	2.42%	2.53%	2.54%	3.72%†

Ratio of net investment income to average net assets	3.89%†	0.37%	0.76%	0.58%	1.48%	0.75%†

See footnotes on page 42.

Financial Highlights (unaudited)

Monthly Dividend Real Estate Fund (continued)

CLASS D
	1/1/08						7/16/03*
	to		Year Ended December 31,				to
	5/16/08**		2007	2006	2005	2004	12/31/03

Per Share Data:

Net Asset Value, Beginning of Period	$5.89		$9.86	$8.69	$9.25	$8.04	$7.14

Income (Loss) from Investment Operations:

Net investment income	0.11		0.05	0.08	0.07	0.14	0.07

Net realized and unrealized gain (loss) on investments	0.64		(2.41)	2.49	0.34	1.71	0.99

Total from Investment Operations	0.75		(2.36)	2.57	0.41	1.85	1.06

Less Distributions:

Distributions from net investment income	(0.10)		(0.05)	(0.08)	(0.07)	(0.14)	(0.07)

Distributions in excess of net investment income	—		—	—	(0.03)	(0.15)	(0.07)

Return of capital	—		—	(0.16)	—	(0.04)	—

Distributions from net realized capital gain	—		(1.56)	(1.16)	(0.87)	(0.31)	(0.02)

Total Distributions	(0.10)		(1.61)	(1.40)	(0.97)	(0.64)	(0.16)

Net Asset Value, End of Period	$6.54		$5.89	$9.86	$8.69	$9.25	$8.04

Total Return	12.90%		(24.43)%	29.97%	4.58%	24.01%	15.02%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	—		$5,912	$10,922	$7,345	$8,224	$3,329

Ratio of expenses to average net assets	2.35	%†	2.35%	2.35%	2.35%	2.35%	2.34%†

Ratio of net investment income to average net assets	4.74	%†	0.56%	0.82%	0.76%	1.68%	2.11%†

Portfolio turnover rate	34.50	%#	76.07%	47.78%	41.09%	29.03%	19.40%

Without expense reimbursement:øø

Ratio of expenses to average net assets	2.78	%†	2.54%	2.42%	2.53%	2.54%	3.71%†

Ratio of net investment income to average net assets	4.31	%†	0.37%	0.75%	0.58%	1.48%	0.75%†

See footnotes on page 42.

Financial Highlights (unaudited)

Monthly Dividend Real Estate Fund (continued)

CLASS I
	Six Months					11/24/03***
	Ended	Year Ended December 31,				to
	6/30/08	2007	2006	2005	2004	12/31/03

Per Share Data:

Net Asset Value, Beginning of Period	$5.91	$9.88	$8.70	$9.28	$8.04	$7.61

Income (Loss) from Investment Operations:

Net investment income	0.16	0.15	0.12	0.16	0.15	0.03

Net realized and unrealized gain (loss) on investments	(0.26)	(2.41)	2.55	0.33	1.79	0.45

Total from Investment Operations	(0.10)	(2.26)	2.67	0.49	1.94	0.48

Less Distributions:

Distributions from net investment income	(0.15)	(0.15)	(0.12)	(0.16)	(0.15)	(0.02)

Distributions in excess of net investment income	—	—	—	(0.04)	(0.19)	(0.01)

Return of capital	—	—	(0.21)	—	(0.05)	—

Distributions from net realized capital gain	—	(1.56)	(1.16)	(0.87)	(0.31)	(0.02)

Total Distributions	(0.15)	(1.71)	(1.49)	(1.07)	(0.70)	(0.05)

Net Asset Value, End of Period	$5.66	$5.91	$9.88	$8.70	$9.28	$8.04

Total Return	(1.76)%	(23.58)%	31.34%	5.55%	25.21%	5.49%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$7,133	$8,009	$6,853	$865	$1,077	$315

Ratio of expenses to average net assets	1.23%†	1.25%	1.33%	1.35%	1.35%	0.94	%†

Ratio of net investment income to average net assets	5.43%†	1.67%	1.17%	1.76%	2.67%	3.42	%†

Portfolio turnover rate	34.50%	76.07%	47.78%	41.09%	29.03%	19.40	%##

Without expense reimbursement:øø

Ratio of expenses to average net assets				1.68%	2.05%	2.45	%†

Ratio of net investment income to average net assets				1.43%	1.97%	1.91	%†

See footnotes on page 42.

Financial Highlights (unaudited)

Monthly Dividend Real Estate Fund (continued)

CLASS R
	Six Months					7/16/03*
	Ended	Year Ended December 31,				to
	6/30/08	2007	2006	2005	2004	12/31/03

Per Share Data:

Net Asset Value, Beginning of Period	$5.87	$9.87	$8.69	$9.25	$8.04	$7.14

Income (Loss) from Investment Operations:

Net investment income	0.14	0.09	0.10	0.11	0.18	0.09

Net realized and unrealized gain (loss) on investments	(0.26)	(2.43)	2.53	0.34	1.71	0.99

Total from Investment Operations	(0.12)	(2.34)	2.63	0.45	1.89	1.08

Less Distributions:

Distributions from net investment income	(0.13)	(0.09)	(0.10)	(0.11)	(0.18)	(0.08)

Distributions in excess of net investment income	—	(0.01)	—	(0.03)	(0.14)	(0.08)

Return of capital	—	—	(0.19)	—	(0.05)	—

Distributions from net realized capital gain	—	(1.56)	(1.16)	(0.87)	(0.31)	(0.02)

Total Distributions	(0.13)	(1.66)	(1.45)	(1.01)	(0.68)	(0.18)

Net Asset Value, End of Period	$5.62	$5.87	$9.87	$8.69	$9.25	$8.04

Total Return	(2.08)%	(24.36)%	30.73%	5.08%	24.55%	15.24%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$5,177	$3,280	$1,748	$760	$22	$12

Ratio of expenses to average net assets	1.85%†	1.85%	1.85%	1.85%	1.85%	1.84%†

Ratio of net investment income to average net assets	4.81%†	1.06%	0.98%	1.26%	2.17%	2.61%†

Portfolio turnover rate	34.50%	76.07%	47.78%	41.09%	29.03%	19.40%

Without expense reimbursement:øø

Ratio of expenses to average net assets	2.27%†	2.04%	1.92%	2.03%	2.05%	3.21%†

Ratio of net investment income to average net assets	4.39%†	0.87%	0.91%	1.08%	1.97%	1.25%†

*	Commencement of operations.
**	Date of conversion to Class C shares.
***	Commencement of offering of shares.
†	Annualized.
††	The ratios of expenses and net investment loss to average net assets without expense reimbursement are annualized ratios based upon only three days of operations and are not representative of what such ratios would be if the Fund had operated for a longer period of time.
ø	Less than + or − $0.005 per share.
øø	The Manager has waived all or a portion of its management fee and/or reimbursed certain expenses of the Funds for the periods presented.
#	Computed at the Fund level for the six months ended June 30, 2008.
##	Computed at the Fund level for the period July 16, 2003 to December 31, 2003.

See Notes to Financial Statements.

Board of Directors

Maureen Fonseca 2,3

•	Head of School, The Masters School
•	Trustee, New York State Association of Independent Schools and Greens Farms Academy
•	Commissioner, Middle States Association

John R. Galvin 1, 3

•	Dean Emeritus, Fletcher School of Law and Diplomacy at Tufts University
•	Chairman Emeritus, American Council on Germany

John F. Maher 1, 3

•	Retired President, Chief Executive Officer, and former Director, Great Western Financial Corporation and its principal subsidiary, Great Western Bank

Frank A. McPherson 2, 3

•	Retired Chairman of the Board and Chief Executive Officer, Kerr-McGee Corporation
•	Director, DCP Midstream GP, LLP, Integris Health, Oklahoma Medical Research Foundation, Oklahoma Foundation for Excellence in Education, National Cowboy and Western Heritage Museum, and Oklahoma City Museum of Art

Betsy S. Michel 2, 3

•	Attorney
•	Trustee, The Geraldine R. Dodge Foundation and Drew University

William C. Morris

•	Chairman and Director, J. & W. Seligman & Co. Incorporated, Carbo Ceramics Inc., Seligman Advisors, Inc. and Seligman Services, Inc.
•	Director, Seligman Data Corp.
•	President and Chief Executive Officer, The Metropolitan Opera Association

Leroy C. Richie 1, 3

•	Counsel, Lewis & Munday, P.C.
•	Director, Vibration Control Technologies, LLC and OGE Energy Corp.
•	Lead Outside Director, Digital Ally Inc. and Infinity, Inc.
•	Director and Chairman, Highland Park Michigan Economic Development Corp.
•	Chairman, Detroit Public Schools Foundation

Robert L. Shafer 2, 3

•	Ambassador and Permanent Observer of the Sovereign Military Order of Malta to the United Nations

James N. Whitson 1, 3

•	Retired Executive Vice President and Chief Operating Officer, Sammons Enterprises, Inc.
•	Director, CommScope, Inc.

Brian T. Zino

•	Director and President, J. & W. Seligman & Co. Incorporated
•	Chairman, Seligman Data Corp.
•	Director, Seligman Advisors, Inc. and Seligman Services, Inc.
•	Member of the Board of Governors, Investment Company Institute

Member:	1 Audit Committee 2 Director Nominating Committee
3 Board Operations Committee

Executive Officers

William C. Morris
Chairman

Brian T. Zino
President and Chief Executive Officer

Eleanor T.M. Hoagland
Vice President and Chief Compliance Officer
Thomas G. Rose
Vice President

Lawrence P. Vogel
Vice President and Treasurer

Paul B. Goucher
Secretary

Additional Fund Information

Fund Symbols
Global Real Estate Fund
Class A: SLDAX
Class C: SLDCX
Class R: SLDRX

Monthly Dividend Real
Estate Fund
Class A: SREAX
Class B: SREBX
Class C: SRECX
Class R: SRERX

Manager
J. & W. Seligman & Co.
Incorporated
100 Park Avenue
New York, NY 10017

General Distributor
Seligman Advisors, Inc.
100 Park Avenue
New York, NY 10017

Subadvisers
Subadviser to Global Real
Estate Fund and Monthly
Dividend Real Estate Fund:

LaSalle Investment
Management
(Securities), L.P.
100 East Pratt Street
Baltimore, MD 21202

Subadviser to Global Real
Estate Fund:

LaSalle Investment
Management
Securities B.V.
Herengracht 471
1017 BS Amsterdam,
The Netherlands

Shareholder Service Agent
Seligman Data Corp.
100 Park Avenue
New York, NY 10017

Mail Inquiries to:
P.O. Box 9759
Providence, RI 02940-9759

General Counsel
Sullivan & Cromwell LLP

Important Telephone Numbers

(800) 221-2450	Shareholder Services
(800) 445-1777	Retirement Plan Services
(212) 682-7600	Outside the United States
(800) 622-4597	24-Hour Automated Telephone Access Service

Quarterly Schedule of Investments

A complete schedule of portfolio holdings owned by each Fund will be filed with the SEC for the first and third quarter of each fiscal year on Form N-Q, and will be available to shareholders (i) without charge, upon request, by calling toll-free (800) 221-2450 in the US or collect (212) 682-7600 outside the US or (ii) on the SEC’s website at www.sec.gov.1 In addition, the Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. Certain of the information contained in the Funds’ Form N-Q is also made available to shareholders on Seligman’s website at www.seligman.com.1

Proxy Voting

A description of the policies and procedures used by each Fund to determine how to vote proxies relating to portfolio securities as well as information regarding how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30 of each year will be available (i) without charge, upon request, by calling toll-free (800) 221-2450 in the US or collect (212) 682-7600 outside the US and (ii) on the SEC’s website at www.sec.gov.1 Information for each new 12-month period ending June 30 will be available no later than August 31 of that year.

[1]	These website references are inactive textual references and information contained in or otherwise accessible through these websites does not form a part of this report or the Funds’ prospectuses or statement of additional information.

[This Page Intentionally Left Blank.]

This report is intended only for the information of shareholders or those who have received the offering prospectus covering shares of Capital Stock of each Fund of Seligman LaSalle Real Estate Fund Series, Inc. , which contains information about the investment objectives, risks, charges, and expenses of the Funds, each of which should be considered carefully before investing or sending money

REFS3 6/08

ITEM 2. CODE OF ETHICS.
          Not applicable.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
          Not applicable.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
          Not applicable.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
          Not applicable.
ITEM 6. INVESTMENTS.
(a) Schedule I – Investments in securities of unaffiliated issuers. Included in Item 1 above.
    (b) Not applicable.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
          Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
          Not applicable.
ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
          Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
          Not applicable.
ITEM 11. CONTROLS AND PROCEDURES.
(a) The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSRSS is recorded, processed, summarized and reported, within the time periods specified in the Commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
ITEM 12. EXHIBITS.
(a)(1)	Not applicable.

(a)(2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)	Not applicable.

(b)	Certifications of chief executive officer and chief financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
SELIGMAN LASALLE REAL ESTATE FUND SERIES, INC.

By:	/S/ BRIAN T. ZINO Brian T. Zino
President and Chief Executive Officer
Date: September 2, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer
Date: September 2, 2008

By:	/S/ LAWRENCE P. VOGEL Lawrence P. Vogel
Vice President, Treasurer and Chief Financial Officer
Date: September 2, 2008

SELIGMAN LASALLE REAL ESTATE FUND SERIES, INC.
EXHIBIT INDEX
(a)(2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b)	Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.